Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share

Note 10 – Earnings Per Share

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31:

	2023	2022
Net gain (loss) attributable to common stock	$(4,506,044)	$(26,744,440)
Basic weighted average outstanding shares of common stock	12,825	7,590
Dilutive common share equivalents	–	–
Dilutive weighted average outstanding shares of common stock	12,825	7,590
Net gain (loss) per share attributable to common stock	$(351.36)	$(3,523.44)